Staff Costs	12 Months Ended
Dec. 31, 2022
Classes of employee benefits expense [abstract]
Staff costs

3. Staff costs

Included in research and development expenses:

	2022	2021	2020
	(in thousands)
	£	£	£
Wages and salaries	4,893	3,931	3,492
Social security costs	569	465	430
Pension costs	213	189	189
Share-based payments	3,125	3,833	2,412
	8,800	8,418	6,523

Included in administrative expenses:

	2022	2021	2020
	(in thousands)
	£	£	£
Wages and salaries	1,587	1,407	1,387
Social security costs	155	136	135
Pension costs	46	40	47
Share-based payments	1,765	2,831	1,893
	3,553	4,414	3,462

Total employee benefit expense	12,353	12,832	9,985

The average number of staff employed under contracts of service were:

	2022	2021	2020
	(number)
Research and development activities	26	25	24
Administrative activities	7	5	6
	33	30	30

Directors’ remuneration & other benefits

	2022	2021	2020
	(in thousands)
	£	£	£
Directors’ remuneration	1,290	1,149	1,167
Pension and other benefits	57	57	61
	1,347	1,206	1,228

The number of directors who exercised share options in 2022 was 3 (2021: 3; 2020: nil). The gain on exercise of these options was £48,000 (2021: £0.7 million; 2020: £nil).

3. Staff costs (continued)

The above amounts for remuneration include the following in respect of the highest paid director:

	2022	2021	2020
	(in thousands)
	£	£	£
Directors’ remuneration	966	850	861
Pension and other benefits	57	57	59
	1,023	907	920